Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.8%)
Comcast Corp. - Class A	808,411	30,647
Verizon Communications, Inc.	723,000	28,117
The Walt Disney Co. *	299,436	29,983

Total		88,747

Consumer Discretionary (6.5%)
Lowe’s Companies, Inc.	152,400	30,475
The TJX Cos., Inc.	456,800	35,795

Total		66,270

Consumer Staples (11.9%)
Archer-Daniels-Midland Co.	358,400	28,550
Conagra Brands, Inc.	894,233	33,587
Dollar General Corp.	132,940	27,979
Dollar Tree, Inc. *	210,300	30,189

Total		120,305

Energy (2.7%)
ConocoPhillips	277,500	27,531

Total		27,531

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Financials (12.3%)
American International Group, Inc.	578,000	29,108
Fidelity National Information Services, Inc.	473,427	25,721
MetLife, Inc.	435,632	25,241
Truist Financial Corp.	635,400	21,667
U.S. Bancorp	643,300	23,191

Total		124,928

Health Care (17.9%)
Baxter International, Inc.	729,500	29,588
Cigna Corp.	96,303	24,608
CVS Health Corp.	386,900	28,751
Hologic, Inc. *	432,688	34,918
Johnson & Johnson	198,000	30,690
Merck & Co., Inc.	309,900	32,970

Total		181,525

Industrials (12.7%)
Dover Corp.	214,342	32,567
Honeywell International, Inc.	172,660	32,999
Northrop Grumman Corp.	64,900	29,965
Raytheon Technologies Corp.	342,979	33,588

Total		129,119

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Information Technology (16.5%)
Broadcom, Inc.	54,600	35,028
Cisco Systems, Inc.	639,400	33,425
Cognizant Technology Solutions Corp. - Class A	432,918	26,378
Motorola Solutions, Inc.	128,100	36,653
Oracle Corp.	382,900	35,579

Total		167,063

Materials (3.3%)
DuPont de Nemours, Inc.	464,484	33,336

Total		33,336

Real Estate (2.6%)
Equity Residential	443,695	26,622

Total		26,622

Utilities (3.4%)
Edison International	485,700	34,286

Total		34,286

Total Common Stocks (Cost: $853,994)		999,732

Total Investments (98.6%) (Cost: $853,994)@		999,732

Other Assets, Less Liabilities (1.4%)		14,029

Net Assets (100.0%)		1,013,761

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $853,994 and the net unrealized appreciation of investments based on that cost was $145,738 which is comprised of $217,506 aggregate gross unrealized appreciation and $71,768 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$999,732	$—	$—

Total Assets:	$999,732	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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